Rational Risk Managed Emerging Markets Fund

(the “Fund”)

Class A Shares: HGSAX Class C Shares: HGSCX Institutional Shares: HGSIX

April 5, 2018

The information in this Supplement amends certain information contained in the currently effective Prospectus and Summary Prospectus for the Fund, each dated May 1, 2017.

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The Cambridge Strategy (Asset Management) Limited (“Cambridge”) is no longer the investment sub-adviser of the Fund and Edward Baker, Mathias Wikberg and Walid Khalfallah of Cambridge are no longer portfolio managers of the Fund. Accordingly, all references to Cambridge as the sub-adviser and Messrs. Baker, Wikberg and Khalfallah as portfolio managers of the Fund contained in the Prospectus and Summary Prospectus are deleted in their entirety.

Effective April 1, 2018, Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) assumed the role as the investment sub-adviser of the Fund. In addition, effective April 1, 2018, Randolph S. Wrighton, Jr. CFA, Josh D. Ayers and Sherry Zhang, CFA of BHMS commenced serving as portfolio managers of the Fund and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. In connection with these changes, the following revisions to the Fund’s Summary Prospectus and Prospectus are effective on April 1, 2018.

The following information replaces the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Sub-Advisor”:

Sub-Advisor: Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) is the Fund’s sub-advisor.

The following information replaces the section of the Fund’s Prospectus and Summary Prospectus entitled "Fund Summary – Portfolio Managers”:

Portfolio Managers: Randolph S. Wrighton Jr., CFA, Managing Director of BHMS; Josh D. Ayers, Director of BHMS; and Sherry Zhang, CFA, Director of BHMS serve as the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. They have served as Portfolio Managers of the Fund since April 2018.

The following information replaces to the section of the Fund’s prospectus entitled “Management of the Funds – Sub-Advisors - The Cambridge Strategy (Asset Management) Limited (Rational Risk Managed Emerging Markets Fund Only)”:

Barrow, Hanley, Mewhinney & Strauss, LLC (Rational Risk Managed Emerging Markets Fund Only)

The Fund’s Sub-Advisor is Barrow, Hanley, Mewhinney & Strauss, LLC pursuant to a Sub-Advisory Agreement between the Advisor and BHMS. BHMS is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201. BHMS is registered as an investment advisor under the Investment Advisers Act of 1940. The firm began conducting business in 1979 and is a subsidiary of BrightSphere Investment Group plc (BSIG), a publicly-held company traded on the New York Stock Exchange. BHMS provides investment management services to separately managed U.S and non-U.S. equity, and fixed income portfolios for large institutional clients, mutual funds, employee benefit plans, endowments, foundations, limited liability companies and other institutions and individuals. As of December 31, 2017, Barrow had discretionary investment management authority with respect to approximately $92 billion of assets.

Under the supervision of the Advisor, BHMS is responsible for making investment decisions and executing portfolio transactions for the Fund. In addition, BHMS is responsible for maintaining certain transaction and compliance related records of the Fund. As compensation for the sub-advisory services it provides to the Fund, the Advisor will pay BHMS a fee in accordance with the following schedule:

0.30% of the Fund’s daily net assets for the first $50 million in assets;

0.35% of the Fund’s daily net assets for the next $50 million in assets; and

0.40% of the Fund’s daily net assets thereafter.

The following information replaces the section of the Fund’s Prospectus entitled “Management of the Funds – Portfolio Managers - Portfolio Managers of the Rational Risk Managed Emerging Markets Fund”:

Portfolio Managers of the Rational Risk Managed Emerging Markets Fund

Randolph S. Wrighton Jr., CFA, Josh D. Ayers and Sherry Zhang, CFA, are jointly and primarily responsible for the day to-day management of the Fund.

Randolph S. Wrighton Jr., CFA, Managing Director of BHMS, has served as Portfolio Manager of the Fund since April 2018. Mr. Wrighton joined BHMS in 2005, has worked in investment management since 2000, and has managed investment portfolios since 2012. He earned a B.A. from Vanderbilt University and an M.B.A. from the University of Texas.

Josh D. Ayers, Director of BHMS, has served as Portfolio Manager of the Fund since April 2018. Mr. Ayers joined BHMS in 2015. From 2012 to 2015, Mr. Ayers served as general partner of Paradarch Advisors, LLC where he published the firm’s financial newsletter. He earned a B.A. from Southern Methodist University and an MBA from the University of Virginia’s Darden School of Business.

Sherry Zhang, CFA, Director of BHMS, has served as Portfolio Manager of the Fund since April 2018. Ms. Zhang joined BHMS in 2013, has worked in investment management since 1997, and has managed investment portfolios since 2018. Previously from 2011 to 2013, Ms. Zhang served as senior equity analyst for Matthews Asia. Ms. Zhang earned a BBA and MBA from Baylor University

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus, and Statement of Additional Information, each dated May 1, 2017, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-253-0412 or by writing to 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.

Rational Risk Managed Emerging Markets Fund

(the “Fund”)

Class A Shares: HGSAX Class C Shares: HGSCX Institutional Shares: HGSIX

April 5, 2018

The information in this Supplement amends certain information contained in the currently effective Statement of Additional Information (“SAI”) for the Fund, dated May 1, 2017.

______________________________________________________________________________

The Cambridge Strategy (Asset Management) Limited (“Cambridge”) is no longer the investment sub-adviser of the Fund and Edward Baker, Mathias Wikberg and Walid Khalfallah of Cambridge are no longer portfolio managers of the Fund. Accordingly, all references to Cambridge as the sub-adviser and Messrs. Baker, Wikberg and Khalfallah as portfolio managers of the Fund contained in the SAI are deleted in their entirety.

Effective April 1, 2018, Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) assumed the role as the investment sub-adviser of the Fund. In addition, effective April 1, 2018, Randolph S. Wrighton, Jr. CFA, Josh D. Ayers and Sherry Zhang, CFA of BHMS commenced serving as portfolio managers of the Fund and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. In connection with these changes, the following revisions to the Fund’s SAI are effective on April 1, 2018.

The following information is added under the section of the Fund’s SAI currently entitled “Advisor and Sub-Advisor – The Sub-Advisors – Rational Risk Managed Emerging Markets Fund”:

Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), an investment advisory firm founded in 1979, has been retained to act as the “Sub-Advisor” to the Risk Managed Emerging Markets Fund under a Sub-Advisory Agreement with the Advisor. BHMS is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201. BHMS is registered as an investment advisor under the Investment Advisers Act of 1940. The firm began conducting business in 1979 and is a subsidiary of BrightSphere Investment Group plc (BSIG), a publicly-held company traded on the New York Stock Exchange. BHMS provides investment management services to separately managed U.S. and non-U.S. equity, and fixed income portfolios for large institutional clients, mutual funds, employee benefit plans, endowments, foundations, limited liability companies and other institutions and individuals.

Under the supervision of the Advisor, BHMS is responsible for making investment decisions and executing portfolio transactions for the Fund. In addition, BHMS is responsible for maintaining certain transaction and compliance related records of the Fund. As compensation for the sub-advisory services it provides to the Fund, the Advisor will pay BHMS a fee in accordance with the following schedule:

0.30% of the Fund’s daily net assets for the first $50 million in assets;

0.35% of the Fund’s daily net assets for the next $50 million in assets; and

0.40% of the Fund’s daily net assets thereafter.

The following information is added under the section of the Fund’s SAI currently entitled “Advisor and Sub-Advisor – Portfolio Manager Information”:

Randolph S. Wrighton Jr., CFA, Josh D. Ayers and Sherry Zhang, CFA, are jointly and primarily responsible for the day to-day management of the Fund.

Risk Managed Emerging Markets Fund

Unless otherwise noted, the following information about the Funds’ portfolio managers is provided as of December 31, 2017 and no “Other Account” described below has an advisory fee that is based on the performance of that account.

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)
Randolph S. Wrighton Jr.[1,2]	2	$696.3	1	$333.2	4	$1,168.6
Josh D. Ayers	1	$380.7	1	$3.9	1	$199.3
Sherry Zhang	1	$20.6	1	$3.9	0	0

1 Mr. Wrighton is a member of the global and non-US value teams managing 17 other accounts and $8.0 billion.

2 Messrs. Wrighton and Ayers are members of the all country world team managing 5 other accounts and $1.2 billion.

The following information is added under the section of the Fund’s SAI currently entitled “Advisor and Sub-Advisor – Ownership of Fund Shares”:

As of December 31, 2017, the Fund’s Portfolio Managers did not beneficially own any shares of any Fund.

The following information is added under the section of the Fund’s SAI currently entitled “Advisor and Sub-Advisor – Compensation”:

Messrs. Wrighton and Ayers and Ms. Zhang receive a fixed base salary from BHMS and are eligible to participate in BHMS’s bonus pool.  Generally, the amount of bonus compensation is based on their value added to the overall investment process and to performance, as well as their contributions to BHMS.  In addition, Messrs. Wrighton and Ayers and Ms. Zhang have economic ownership in BHMS through a limited partnership that owns a 24.9% equity interest in BHMS LLC.  Equity owners receive, on a quarterly basis, a share of the firm’s profits, which are, to a great extent, related to the performance of the entire investment team.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus, and SAI, each dated May 1, 2016, which provides information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-253-0412 or by writing to the Fund 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.